Unpaid Losses and Loss Adjustment Expenses - Changes in the Liability for Unpaid Losses and Loss Adjustment Expenses (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross reserves - beginning of period	$ 165,539	$ 139,085	$ 139,085	$ 111,270	$ 107,246
Less: reinsurance recoverables on unpaid losses	(82,651)	(40,344)	(40,344)	(24,218)	(22,579)
Net reserves - beginning of period	82,888	98,741	98,741	87,052	84,667
Add: incurred losses and loss adjustment expenses, net of reinsurance
Current period	14,926	12,497	57,156	50,429	40,634
Prior period	1,213	5,521	24,284	19,432	15,594
Total net incurred losses and LAE	13,713	18,018	81,440	69,861	56,228
Deduct: loss and LAE payments, net of reinsurance:
Current period	1,987	2,512	20,894	18,984	13,599
Prior period	10,353	13,914	76,399	39,188	40,244
Total net loss and loss adjustment expense payments	12,340	16,426	97,293	58,172	53,843
Net reserves - end of period	84,261	100,333	82,888	98,741	87,052
Plus: reinsurance recoverables on unpaid losses	61,101	40,605	82,651	40,344	24,218
Gross reserves - end of period	$ 145,362	$ 140,938	$ 165,539	$ 139,085	$ 111,270